Basis of measurement	12 Months Ended
Dec. 31, 2023
Basis Of Measurement [Abstract]
Basis of measurement	Basis of measurement
The consolidation financial statements have been prepared on the historical cost basis except for financial assets measured at FVTPL, which are measured on an alternative basis on each reporting date.
-preference share liabilities – conversion feature (see note 38(K)(ii));
-financial assets at FVTPL (see note 38(J)); and
-warrant liabilities (see note 38(J)).